UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

SunAmerica International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 83.6%
Belgium — 1.8%

Belgacom SA(1)	46,567	$1,372,633

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(2)(3)	800,000	0
Peregrine Investments Holdings, Ltd.†(2)(3)	91,000	0

		0

Brazil — 7.8%

Brookfield Incorporacoes SA(1)	829,600	1,419,119
Cia Siderurgica Nacional SA(1)	243,600	1,451,098
Light SA(1)	108,700	1,193,026
Porto Seguro SA(1)	157,000	1,805,677

		5,868,920

Canada — 1.9%

Canadian Oil Sands, Ltd.	69,994	1,419,301

Chile — 1.6%

CAP SA(1)	35,678	1,212,437

China — 2.1%

China International Marine Containers Group Co., Ltd., Class H†	1,032,900	1,577,832

Denmark — 1.8%

TDC A/S(1)	189,910	1,345,837

Finland — 7.0%

Elisa Oyj(1)	64,620	1,444,006
Metso Oyj(1)	40,166	1,749,743
Orion Oyj, Class B(1)	70,929	2,084,720

		5,278,469

France — 6.7%

Bouygues SA(1)	50,330	1,484,057
Societe Television Francaise 1(1)	169,996	2,017,926
Total SA(1)	30,088	1,557,281

		5,059,264

Greece — 2.1%

OPAP SA(1)	223,631	1,601,907

Indonesia — 1.6%

Vale Indonesia Tbk PT(1)	4,822,500	1,183,189

Israel — 6.4%

Bezeq The Israeli Telecommunication Corp., Ltd.(1)	1,233,366	1,424,316
Israel Chemicals, Ltd.(1)	119,488	1,440,484
Partner Communications Co., Ltd.(1)	321,767	1,938,094

		4,802,894

Italy — 4.3%

Eni SpA(1)	63,814	1,574,262
Mediaset SpA(1)	785,454	1,635,266

		3,209,528

Mexico — 2.2%

Grupo Mexico SAB de CV, Class B	450,400	1,624,761

Poland — 6.2%

KGHM Polska Miedz SA(1)	30,970	1,925,482
PGE SA(1)	229,049	1,350,474
Synthos SA(1)	759,545	1,339,280

		4,615,236

Singapore — 4.0%

Keppel Land, Ltd.(1)	516,000	1,724,762
Yangzijiang Shipbuilding Holdings, Ltd.(1)	1,638,000	1,297,707

		3,022,469

South Korea — 6.2%

Korea Exchange Bank†(1)	181,990	1,302,109
KT Corp.(1)	49,820	1,656,321
SK Telecom Co., Ltd.(1)	11,920	1,699,100

		4,657,530

Spain — 2.6%

Indra Sistemas SA(1)	146,780	1,970,963

Sweden — 4.1%

Skanska AB, Class B(1)	89,563	1,473,565
Tele2 AB, Class B(1)	86,297	1,565,107

		3,038,672

Taiwan — 9.3%

China Petrochemical Development Corp.(1)	1,811,850	1,129,668
E Ink Holdings, Inc.(1)	1,172,000	900,772
Farglory Land Development Co., Ltd.(1)	728,000	1,317,452
HTC Corp.(1)	101,000	1,048,202
Lite-On Technology Corp.(1)	1,066,910	1,420,235
TSRC Corp.(1)	579,800	1,179,585

		6,995,914

United Kingdom — 1.8%

AstraZeneca PLC(1)	29,035	1,372,641

United States — 2.1%

Southern Copper Corp.	41,650	1,576,869

Total Common Stock (cost $57,645,037)		62,807,266

PREFERRED STOCK — 10.0%
Brazil — 7.7%

Bradespar SA(1)	82,800	1,357,679
Centrais Eletricas Brasileiras SA, Class B(1)	137,100	699,370
Cia de Transmissao de Energia Eletrica Paulista(1)	41,500	673,420
Cia Energetica de Minas Gerais(1)	70,500	765,688
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA(1)	106,500	883,491
Vale SA, Class A(1)	69,200	1,407,918

		5,787,566

Germany — 2.3%

ProSiebenSat.1 Media AG(1)	60,803	1,710,931

Total Preferred Stock (cost $9,364,504)		7,498,497

EXCHANGE-TRADED FUNDS — 0.7%

iShares MSCI ACWI ex US Index Fund (cost $534,910)	13,137	550,178

Total Long-Term Investment Securities (cost $67,544,451)		70,855,941

REPURCHASE AGREEMENT — 3.0%

State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $2,265,000)	$2,265,000	2,265,000

TOTAL INVESTMENTS — (cost $69,809,451) (5)	97.3%	73,120,941
Other assets less liabilities	2.7	2,039,279

NET ASSETS —	100.0%	$75,160,220

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $64,107,000 representing 85.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 3 for cost of investments on a tax basis.

Industry Allocation*
Telephone-Integrated	9.6%
Television	7.2
Electric-Integrated	5.3
Cellular Telecom	4.9
Medical-Drugs	4.6
Oil Companies-Integrated	4.1
Real Estate Operations & Development	4.0
Non-Ferrous Metals	3.8
Chemicals-Diversified	3.7
Steel-Producers	3.5
Repurchase Agreements	3.0
Computer Services	2.6
Metal-Diversified	2.6
Insurance-Multi-line	2.4
Machinery-General Industrial	2.3
Gambling (Non-Hotel)	2.1
Miscellaneous Manufacturing	2.1
Metal-Copper	2.1
Telecom Services	2.1
Building & Construction-Misc.	2.0
Building-Heavy Construction	2.0
Computers-Periphery Equipment	1.9
Oil Companies-Exploration & Production	1.9
Building-Residential/Commercial	1.9
Metal-Iron	1.9
Investment Companies	1.8
Banks-Commercial	1.7
Shipbuilding	1.7
Rubber & Vinyl	1.6
Petrochemicals	1.5
Wireless Equipment	1.4
Electronic Components-Misc.	1.2
Electric-Distribution	1.2
Electric-Transmission	0.9
Exchange-Traded Funds	0.7

97.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets
Long-Term Investment Securities:
Common Stock:
Bermuda	$—	$—	$0	$0
Brazil	—	5,868,920	—	5,868,920
Canada	1,419,301	—	—	1,419,301
China	1,577,832	—	—	1,577,832
Finland	—	5,278,469	—	5,278,469
France	—	5,059,264	—	5,059,264
Israel	—	4,802,894	—	4,802,894
Mexico	1,624,761	—	—	1,624,761
Poland	—	4,615,236	—	4,615,236
South Korea	—	4,657,530	—	4,657,530
Taiwan	—	6,995,914	—	6,995,914
United States	1,576,869	—	—	1,576,869
Other Countries*	—	19,330,276	—	19,330,276
Preferred Stock:
Brazil	—	5,787,566	—	5,787,566
Germany	—	1,710,931	—	1,710,931
Exchange Traded Funds	550,178	—	—	550,178
Repurchase Agreement	—	2,265,000	—	2,265,000

Total	$6,748,941	$66,372,000	$0	$73,120,941

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $64,107,000 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—December 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.1%
Aerospace/Defense — 3.5%

Boeing Co.	30,000	$2,260,800
General Dynamics Corp.	20,000	1,385,400

		3,646,200

Aerospace/Defense-Equipment — 1.6%

United Technologies Corp.	20,000	1,640,200

Applications Software — 2.5%

Microsoft Corp.	100,000	2,673,000

Banks-Fiduciary — 1.3%

State Street Corp.	30,000	1,410,300

Banks-Super Regional — 7.9%

Capital One Financial Corp.	40,000	2,317,200
PNC Financial Services Group, Inc.	30,000	1,749,300
US Bancorp	50,000	1,597,000
Wells Fargo & Co.	80,000	2,734,400

		8,397,900

Beverages-Non-alcoholic — 1.3%

PepsiCo, Inc.	20,000	1,368,600

Cable/Satellite TV — 3.1%

Comcast Corp., Class A	40,000	1,495,200
DISH Network Corp., Class A	50,000	1,820,000

		3,315,200

Cellular Telecom — 1.0%

Vodafone Group PLC ADR	40,000	1,007,600

Chemicals-Diversified — 1.3%

E.I. du Pont de Nemours & Co.	30,000	1,349,100

Chemicals-Specialty — 1.2%

Albemarle Corp.	20,000	1,242,400

Cosmetics & Toiletries — 1.3%

Procter & Gamble Co.	20,000	1,357,800

Diversified Banking Institutions — 8.7%

Bank of America Corp.	100,000	1,160,000
Citigroup, Inc.	60,000	2,373,600
Goldman Sachs Group, Inc.	10,000	1,275,600
JPMorgan Chase & Co.	100,000	4,397,000

		9,206,200

Diversified Manufacturing Operations — 4.0%

General Electric Co.	200,000	4,198,000

Electronic Components-Semiconductors — 2.0%

Intel Corp.	100,000	2,063,000

Engineering/R&D Services — 1.7%

Fluor Corp.	30,000	1,762,200

Enterprise Software/Service — 1.6%

Oracle Corp.	50,000	1,666,000

Food-Misc./Diversified — 1.6%

ConAgra Foods, Inc.	30,000	885,000
Mondelez International, Inc., Class A	30,000	764,100

		1,649,100

Instruments-Controls — 1.8%

Honeywell International, Inc.	30,000	1,904,100

Insurance-Multi-line — 5.2%

Hartford Financial Services Group, Inc.	100,000	2,244,000
MetLife, Inc.	100,000	3,294,000

		5,538,000

Insurance-Property/Casualty — 1.4%

Travelers Cos., Inc.	20,000	1,436,400

Machinery-Construction & Mining — 1.2%

Joy Global, Inc.	20,000	1,275,600

Medical Products — 1.6%
Covidien PLC	30,000	1,732,200

Medical-Drugs — 8.1%

Johnson & Johnson	40,000	2,804,000
Merck & Co., Inc.	50,000	2,047,000
Pfizer, Inc.	150,000	3,762,000

		8,613,000

Medical-Generic Drugs — 1.8%

Teva Pharmaceutical Industries, Ltd. ADR	50,000	1,867,000

Medical-HMO — 2.9%

Aetna, Inc.	30,000	1,389,000
UnitedHealth Group, Inc.	30,000	1,627,200

		3,016,200

Metal-Copper — 1.6%

Freeport-McMoRan Copper & Gold, Inc.	50,000	1,710,000

Multimedia — 2.9%

Time Warner, Inc.	30,000	1,434,900
Viacom, Inc., Class B	30,000	1,582,200

		3,017,100

Networking Products — 1.9%

Cisco Systems, Inc.	100,000	1,965,000

Oil Companies-Exploration & Production — 4.5%

Anadarko Petroleum Corp.	30,000	2,229,300
Devon Energy Corp.	20,000	1,040,800
Occidental Petroleum Corp.	20,000	1,532,200

		4,802,300

Oil Companies-Integrated — 7.7%

Chevron Corp.	30,000	3,244,200
ConocoPhillips	40,000	2,319,600
Exxon Mobil Corp.	30,000	2,596,500

		8,160,300

Oil-Field Services — 1.6%

Halliburton Co.	50,000	1,734,500

Paper & Related Products — 1.1%

International Paper Co.	30,000	1,195,200

Retail-Discount — 1.1%

Target Corp.	20,000	1,183,400

Retail-Vitamins & Nutrition Supplements — 0.9%

GNC Holdings, Inc., Class A	30,000	998,400

Telephone-Integrated — 2.8%

AT&T, Inc.	50,000	1,685,500
Verizon Communications, Inc.	30,000	1,298,100

		2,983,600

Transport-Services — 1.4%

United Parcel Service, Inc., Class B	20,000	1,474,600

Total Long-Term Investment Securities (cost $96,877,475)		102,559,700

REPURCHASE AGREEMENT — 7.7%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $8,139,000)	$8,139,000	8,139,000

TOTAL INVESTMENTS (cost $105,016,475)(2)	104.8%	110,698,700
Liabilities in excess of other assets	(4.8)	(5,023,120)

NET ASSETS	100.0%	$105,675,580

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$8,397,900	$—	$—	$8,397,900
Diversified Banking Institutions	9,206,200	—	—	9,206,200
Insurance-Multi-line	5,538,000	—	—	5,538,000
Medical-Drugs	8,613,000	—	—	8,613,000
Oil Companies-Integrated	8,160,300	—	—	8,160,300
Other Industries*	62,644,300	—	—	62,644,300
Repurchase Agreement	—	8,139,000	—	8,139,000

Total	$102,559,700	$8,139,000	$—	$110,698,700

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS—December 31, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.3%
Auto-Cars/Light Trucks — 5.7%

Honda Motor Co., Ltd.(1)	7,300	$269,067
Isuzu Motors, Ltd.(1)	51,000	303,799
Nissan Motor Co., Ltd.(1)	58,700	557,148

		1,130,014

Auto/Truck Parts & Equipment-Original — 12.3%

Aisin Seiki Co., Ltd.(1)	4,600	143,462
Exedy Corp.(1)	32,500	716,665
NOK Corp.(1)	22,600	350,122
Stanley Electric Co., Ltd.(1)	34,400	489,676
TACHI-S Co., Ltd.(1)	31,760	544,672
Tokai Rika Co., Ltd.(1)	15,200	211,572

		2,456,169

Chemicals-Diversified — 2.0%

Mitsubishi Gas Chemical Co., Inc.(1)	48,000	294,102
Nitto Denko Corp.(1)	2,000	98,401

		392,503

Chemicals-Specialty — 2.6%

Lintec Corp.(1)	10,500	195,915
Tokyo Ohka Kogyo Co., Ltd.(1)	15,800	312,736

		508,651

Coal — 0.0%

White Energy Co., Ltd.†(1)	446	110

Commercial Services — 0.4%

Nichii Gakkan Co.(1)	11,000	87,069

Computers-Integrated Systems — 2.5%

Fujitsu, Ltd.(1)	25,000	104,967
Net One Systems Co., Ltd.(1)	40,300	395,595

		500,562

Cosmetics & Toiletries — 2.6%

Pigeon Corp.(1)	2,900	138,417
Pola Orbis Holdings, Inc.(1)	13,290	381,144

		519,561

Diversified Banking Institutions — 4.3%

Mitsubishi UFJ Financial Group, Inc.(1)	160,100	861,520

E-Commerce/Products — 0.3%

Start Today Co., Ltd.(1)	5,500	50,807

E-Commerce/Services — 2.9%

Dena Co., Ltd.(1)	8,850	290,996
Rakuten, Inc.†(1)	37,400	291,671

		582,667

E-Marketing/Info — 0.6%

CyberAgent, Inc.(1)	60	122,934

E-Services/Consulting — 1.4%

Digital Garage, Inc.(1)	149	288,117

Electric Products-Misc. — 6.7%

Brother Industries, Ltd.(1)	39,519	426,383
Funai Electric Co., Ltd.(1)	5,100	66,487
Hitachi, Ltd.(1)	69,000	406,074
Mitsubishi Electric Corp.(1)	51,180	435,616

		1,334,560

Electronic Components-Misc. — 2.4%

Futaba Corp./Chiba(1)	9,300	105,099
Kyocera Corp.(1)	1,200	108,818
Toshiba Corp.(1)	64,500	255,046

		468,963

Electronic Measurement Instruments — 1.7%

Azbil Corp.(1)	16,600	334,652

Entertainment Software — 2.0%

Konami Corp.(1)	17,700	397,956

Import/Export — 1.4%

Sumitomo Corp.(1)	22,200	284,555

Industrial Automated/Robotic — 0.6%

FANUC Corp.(1)	630	117,157

Insurance-Property/Casualty — 2.7%

Tokio Marine Holdings, Inc.(1)	19,200	535,334

Internet Financial Services — 0.6%

SBI Holdings, Inc.(1)	12,400	110,682

Leisure Products — 1.9%

Sega Sammy Holdings, Inc.(1)	22,560	381,032

Lighting Products & Systems — 1.3%

Ushio, Inc.(1)	23,100	252,290

Machine Tools & Related Products — 2.0%

THK Co., Ltd.(1)	22,000	395,333

Machinery-General Industrial — 2.1%

Amada Co., Ltd.(1)	65,800	428,148

Medical-Drugs — 2.8%

Eisai Co., Ltd.(1)	9,000	375,788
Shionogi & Co., Ltd.(1)	11,100	184,901

		560,689

Medical-Nursing Homes — 0.6%

Message Co., Ltd.(1)	53	122,745

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(2)(3)	8,000	0

Office Automation & Equipment — 1.9%

Canon, Inc.(1)	9,600	376,533

Oil Companies-Exploration & Production — 1.8%

Inpex Corp.(1)	67	357,569

Oil Refining & Marketing — 3.6%

JX Holdings, Inc.(1)	126,000	709,661

Photo Equipment & Supplies — 1.9%

FUJIFILM Holdings Corp.(1)	18,620	375,036

Real Estate Operations & Development — 1.1%

Mitsui Fudosan Co., Ltd.(1)	8,650	211,329

Retail-Consumer Electronics — 2.9%

K’s Holdings Corp.(1)	22,700	576,126

Retail-Discount — 0.9%

Don Quijote Co., Ltd.(1)	5,100	186,836

Retail-Home Furnishings — 0.5%

Nitori Holdings Co., Ltd.(1)	1,320	96,634

Retail-Misc./Diversified — 0.4%

Ryohin Keikaku Co., Ltd.(1)	1,500	83,784

Rubber & Vinyl — 0.9%

JSR Corp.(1)	9,100	171,917

Rubber-Tires — 1.8%

Bridgestone Corp.(1)	13,600	352,527

Schools — 0.7%

Benesse Holdings, Inc.(1)	3,280	135,950

Semiconductor Equipment — 0.7%

Tokyo Electron, Ltd.(1)	3,090	142,181

Steel-Producers — 1.9%

Yamato Kogyo Co., Ltd.(1)	12,600	368,818

Steel-Specialty — 0.9%

Hitachi Metals, Ltd.(1)	20,500	173,358

Telephone-Integrated — 1.5%

Softbank Corp.(1)	8,410	307,736

Television — 1.8%

Fuji Media Holdings, Inc.(1)	243	367,333

Transport-Marine — 1.2%

Kawasaki Kisen Kaisha, Ltd.†(1)	160,000	244,670

Transport-Truck — 1.5%

Sankyu, Inc.(1)	23,000	86,974
Seino Holdings Corp.(1)	32,520	206,150

		293,124

Travel Services — 1.0%

HIS Co., Ltd.(1)	6,000	203,433

Web Portals/ISP — 2.0%

Yahoo Japan Corp.(1)	1,258	407,176

Wire & Cable Products — 0.5%

Hitachi Cable, Ltd.†(1)	62,000	100,983

Wireless Equipment — 0.5%

Hitachi Kokusai Electric, Inc.(1)	13,000	95,203

Total Long-Term Investment Securities (cost $19,712,878)		19,562,697

REPURCHASE AGREEMENT — 0.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/2012, to be repurchased 01/02/13 in the amount of $168,000 and collateralized by $175,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $173,903 (cost $168,000)	$168,000	168,000

TOTAL INVESTMENTS (cost $19,880,878)(4)	99.1%	19,730,697
Other assets less liabilities	0.9	174,065

NET ASSETS	100.0%	$19,904,762

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2012. The aggregate value of these securities was $19,562,697 representing 98.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

Country Allocation*
Japan	98.3%
Australia	0.0
Bermuda	0.0

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Auto-Cars/Light Trucks	$—	$1,130,014	$—	$1,130,014
Auto/Truck Parts & Equipment-Original	—	2,456,169	—	2,456,169
Electric Products-Misc.	—	1,334,560		1,334,560
Miscellaneous Manufacturing	—	—	0	0
Other Industries*	—	14,641,954	—	14,641,954
Repurchase Agreement	—	168,000	—	168,000

Total	$—	$19,730,697	$0	$19,730,697

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $15,855,247 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of December 31, 2012 is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of December 31, 2012, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
International Dividend Strategy Fund	0.77%	$2,265,000
Value Fund	2.77	8,139,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $294,279,000, a repurchase price of $294,279,163, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	3.13%	11/15/2041	$261,685,000	$276,462,614
U.S. Treasury Notes	0.63	08/31/2017	23,674,000	23,707,231

Note 3. Federal Income Taxes

As of December 31, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Value Fund	Japan Fund
Cost (tax basis)	$69,809,451	$108,173,270	$19,911,976

Appreciation	8,118,509	6,737,006	828,923
Depreciation	(4,807,019)	(4,211,576)	(1,010,202)

Net unrealized appreciation (depreciation)	$3,311,490	$2,525,430	$(181,279)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 28, 2013